Costs and operating expenses - Summary Of Interest Expenses And Fees (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Interest expense attributable to financing of loans to customers	₸ (539,765)	₸ (412,666)	₸ (292,649)
Interest expense from other operations	(286,084)	(203,450)	(185,361)
Total interest expenses	(825,849)	(616,116)	(478,010)
Fees for early collection of credit card receivables	(82,849)	0	0
Total interest expenses and fees	₸ (908,698)	₸ (616,116)	₸ (478,010)